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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian Bruengger
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       ----------------------------------------
                                       Schaffhausen, Switzerland, July 28, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:         15

Form 13F Information Table Value Total: $1,244,239
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------
1        28-11193            Biotech Focus N.V.
2        28-11191            Biotech Invest N.V.
3        28-11189            Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
----------------------------  --------  ---------  --------  ----------------------  ----------  --------  -----------------------
                              TITLE OF               VALUE     SHS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
----------------------------  --------  ---------  --------  ---------  ----  -----  ----------  --------  ---------  ------  ----
Affymetrix Inc                  COM     00826T108    20,580  2,000,000   SH            DEFINED      1      2,000,000   NONE   NONE
Arena
Pharmaceuticals Inc             COM     040047102     5,190  1,000,000   SH            DEFINED      3      1,000,000   NONE   NONE
Biogen Idec Inc                 COM     09062X103    47,255    845,500   SH            DEFINED      1        845,500   NONE   NONE
Celgene Corp                    COM     151020104   278,757  4,364,439   SH            DEFINED      2      4,364,439   NONE   NONE
Elan Corp                       ADR     284131208   106,650  3,000,000   SH            DEFINED      2      3,000,000   NONE   NONE
Genentech Inc                 COM NEW   368710406   242,313  3,192,536   SH            DEFINED      1      3,192,536   NONE   NONE
Genentech Inc                 COM NEW   368710406    15,180    200,000   SH    CALL    DEFINED      1
Gilead Sciences Inc             COM     375558103   291,342  5,502,218   SH            DEFINED      1      5,502,218   NONE   NONE
Incyte Corp                     COM     45337C102     7,208    947,166   SH            DEFINED      3        947,166   NONE   NONE
Keryx Biopharmaceuticals Inc    COM     492515101       460    939,311   SH            DEFINED      3        939,311   NONE   NONE
Medicines Co                    COM     584688105    14,213    717,100   SH            DEFINED      3        717,100   NONE   NONE
Optimer Pharmaceuticals Inc     COM     68401H104     5,677    700,000   SH            DEFINED      3        700,000   NONE   NONE
Rigel
Pharmaceuticals Inc           COM NEW   766559603     8,384    370,000   SH            DEFINED      3        370,000   NONE   NONE
Vertex
Pharmaceuticals Inc             COM     92532F100   167,350  5,000,000   SH            DEFINED      3      5,000,000   NONE   NONE
Zymogenetics Inc                COM     98985T109    33,680  4,000,000   SH            DEFINED      3      4,000,000   NONE   NONE


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